PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
7	PLANT AND EQUIPMENT

Plant and Equipment consisted of the following as of December 31, 2016 and December 31, 2015:

	December 31, 2016	December 31, 2015

Kiosks	$269,810	$279,746
Computer equipment	69,577	82,284
Office equipment	9,430	11,217
Leasehold improvement	8,191	9,740
Total cost	357,009	382,987
Less: accumulated depreciation and amortization	(125,681)	(82,599)
Property and equipment, net	$231,328	$300,388

Depreciation and amortization expense totaled $62,319 and $64,264 for the years ended December 31, 2016 and 2015, respectively.